BUSINESS COMBINATIONS (Schedule of Pro Forma Information) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS [Abstract]
Revenue	$ 13,734,161
Net Loss	$ (3,183,326)
Basic and diluted loss per share	$ (0.16)